Annual Fund Operating Expenses	Jun. 10, 2025
WEBs Defined Volatility XLE ETF | WEBs Defined Volatility XLE ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.04%	[3]
Expenses (as a percentage of Assets)	0.89%
WEBs Defined Volatility XLB ETF | WEBs Defined Volatility XLB ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.04%	[6]
Expenses (as a percentage of Assets)	0.89%
WEBs Defined Volatility XLI ETF | WEBs Defined Volatility XLI ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Acquired Fund Fees and Expenses	0.04%	[9]
Expenses (as a percentage of Assets)	0.89%
WEBs Defined Volatility XLY ETF | WEBs Defined Volatility XLY ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Acquired Fund Fees and Expenses	0.04%	[12]
Expenses (as a percentage of Assets)	0.89%
WEBs Defined Volatility XLP ETF | WEBs Defined Volatility XLP ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Acquired Fund Fees and Expenses	0.04%	[15]
Expenses (as a percentage of Assets)	0.89%
Webs Defined Volatility XLV ETF | Webs Defined Volatility XLV ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Acquired Fund Fees and Expenses	0.04%	[18]
Expenses (as a percentage of Assets)	0.89%
WEBs Defined Volatility XLF ETF | WEBs Defined Volatility XLF ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Acquired Fund Fees and Expenses	0.04%	[21]
Expenses (as a percentage of Assets)	0.89%
WEBs Defined Volatility XLK ETF | WEBs Defined Volatility XLK ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[22]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[23]
Acquired Fund Fees and Expenses	0.04%	[24]
Expenses (as a percentage of Assets)	0.89%
Webs Defined Volatility XLC ETF | Webs Defined Volatility XLC ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[26]
Acquired Fund Fees and Expenses	0.04%	[27]
Expenses (as a percentage of Assets)	0.89%
WEBs Defined Volatility XLU ETF | WEBs Defined Volatility XLU ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[29]
Acquired Fund Fees and Expenses	0.04%	[30]
Expenses (as a percentage of Assets)	0.89%
WEBs Defined Volatility XLRE ETF | WEBs Defined Volatility XLRE ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[32]
Acquired Fund Fees and Expenses	0.04%	[33]
Expenses (as a percentage of Assets)	0.89%

[1]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[4]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[5]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[6]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[7]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[8]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[9]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[10]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[11]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[12]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[13]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[14]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[15]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[16]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[17]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[18]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[19]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[20]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[21]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[22]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[23]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[24]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[25]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[26]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[27]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[28]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[29]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[30]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.
[31]	Unitary management fee under which the investment adviser pays substantially all expenses of the Fund (including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, and any expenses incurred by the Trust and allocated to the Fund), excluding the fee paid to the investment adviser, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the Independent Trustees of the Trust, their counsel, the execution of portfolio transactions (including any net account or similar fees charged by futures commission merchants), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
[32]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[33]	“Acquired Fund Fees and Expenses” are based on estimated amounts for the current fiscal year.